Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,653)	$ (4,239)	$ (5,779)	$ (4,281)
Other comprehensive (loss) income:
Foreign currency translation adjustment	4	(31)	(22)	47
Total other comprehensive (loss) income	4	(31)	(22)	47
Comprehensive loss	$ (7,649)	$ (4,270)	$ (5,801)	$ (4,234)